Commitments and Contingencies (Details) - USD ($)	6 Months Ended			12 Months Ended
	Mar. 31, 2027	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2024
Commitments and Contingencies [Line Items]
Annual service fee			$ 250,000	$ 250,000
Reservation of production				17,300,000
Minimum purchase commitments				4,500,000
Total minimum purchase amount			17,300,000
Purchase commitment obligations			4,500,000
Purchase commitment obligations in 2025			$ 2,900,000
Forecast [Member]
Commitments and Contingencies [Line Items]
Total minimum purchase amount	$ 5,400,000	$ 11,900,000
Purchase commitment obligations in 2026		$ 1,600,000
2025 [Member]
Commitments and Contingencies [Line Items]
Purchase commitments payments				11,900,000
Purchase commitment obligations				2,900,000
2026 [Member]
Commitments and Contingencies [Line Items]
Purchase commitments payments				5,400,000
Purchase commitment obligations				$ 1,600,000